UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  May 31, 2018

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT
MAY 31, 2018

BP Capital TwinLine Energy Fund

Class A – Ticker: BPEAX
Class I – Ticker: BPEIX

BP Capital TwinLine MLP Fund

Class A – Ticker: BPMAX
Class I – Ticker: BPMIX

TABLE OF CONTENTS

Allocation of Investments	2

Schedules of Investments

BP Capital TwinLine Energy Fund	3

BP Capital TwinLine MLP Fund	5

Statements of Assets and Liabilities	8

Statements of Operations	10

Statements of Changes in Net Assets

BP Capital TwinLine Energy Fund	12

BP Capital TwinLine MLP Fund	14

Financial Highlights

BP Capital TwinLine Energy Fund	16

BP Capital TwinLine MLP Fund	18

Notes to the Financial Statements	20

Expense Examples	31

Additional Information	33

Privacy Notice	34

BP Capital TwinLine Funds
ALLOCATION OF INVESTMENTS(1)
May 31, 2018 (Unaudited)

BP Capital TwinLine Energy Fund

BP Capital TwinLine MLP Fund

(1)	As a percentage of total investments.

BP Capital TwinLine Energy Fund
SCHEDULE OF INVESTMENTS
May 31, 2018 (Unaudited)

	Shares	Value

COMMON STOCKS – 85.0%

Agricultural Products – 2.6%
Nutrien Ltd.	72,636	$3,679,013

Building Materials – 4.8%
Fluor Corp.	75,734	3,691,275
Summit Materials, Inc. – Class A(1)	110,127	3,129,809
		6,821,084

Chemicals – 3.2%
Huntsman Corp.	141,919	4,537,150

Downstream – 1.9%
Andeavor	19,033	2,748,936

Exploration & Production – 37.4%
Anadarko Petroleum Corp.	63,984	4,466,083
Callon Petroleum Co.(1)	214,612	2,541,006
Cimarex Energy Co.	29,149	2,708,525
Devon Energy Corp.	108,097	4,493,592
Diamondback Energy, Inc.	31,584	3,814,084
Encana Corp.	218,151	2,770,518
EOG Resources, Inc.	34,933	4,115,457
Jagged Peak Energy, Inc.(1)	232,894	2,806,373
Marathon Oil Corp.	100,558	2,154,958
Oasis Petroleum, Inc.(1)	345,675	4,504,145
Occidental Petroleum Corp.	51,298	4,319,292
Parsley Energy, Inc. – Class A(1)	159,601	4,705,037
Pioneer Natural Resources Co.	21,980	4,244,338
WPX Energy, Inc.(1)	298,294	5,431,934
		53,075,342

Metals & Mining – 8.7%
Alcoa Corp.(1)	86,905	4,177,523
Pan American Silver Corp.	150,527	2,662,823
The Timken Co.	115,150	5,446,595
		12,286,941

Midstream – 4.8%
Antero Midstream GP LP	147,916	2,847,383
Targa Resources Corp.	82,215	3,998,116
		6,845,499

Oil Services – 21.6%
Forum Energy Technologies, Inc.(1)	318,425	4,505,714
Halliburton Co.	96,575	4,803,641

The accompanying notes are an integral part of these financial statements.

BP Capital TwinLine Energy Fund
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2018 (Unaudited)

	Shares	Value

COMMON STOCKS – 85.0% (Continued)

Oil Services – 21.6% (Continued)
MRC Global, Inc.(1)	189,117	$3,905,266
Patterson-UTI Energy, Inc.	230,496	4,766,657
ProPetro Holding Corp.(1)	294,245	4,787,366
Quanta Services, Inc.(1)	132,874	4,784,793
U.S. Silica Holdings, Inc.	102,495	3,170,170
		30,723,607
TOTAL COMMON STOCKS (Cost $104,764,881)		120,717,572

PARTNERSHIPS & TRUSTS – 11.7%

Midstream – 11.7%
Energy Transfer Partners LP	157,405	2,989,121
Enterprise Products Partners LP	139,157	4,021,637
MPLX LP	92,194	3,310,687
Plains All American Pipeline LP	119,409	2,806,111
Williams Partners LP	87,941	3,500,052
TOTAL PARTNERSHIPS & TRUSTS (Cost $16,157,594)		16,627,608

SHORT-TERM INVESTMENTS – 2.5%

Money Market Funds – 2.5%
Morgan Stanley Institutional Liquidity Funds –
Government Portfolio, 1.662%(2)	3,554,743	3,554,743
TOTAL SHORT-TERM INVESTMENTS (Cost $3,554,743)		3,554,743

Total Investments (Cost $124,477,218) – 99.2%		140,899,923
Other Assets in Excess of Liabilities – 0.8%		1,078,574
TOTAL NET ASSETS – 100.0%		$141,978,497

Percentages are stated as a percent of net assets.

(1)	Non-income producing security.
(2)	The rate quoted is the annualized seven-day yield as of May 31, 2018.

The accompanying notes are an integral part of these financial statements.

BP Capital TwinLine MLP Fund
SCHEDULE OF INVESTMENTS
May 31, 2018 (Unaudited)

	Shares	Value

COMMON STOCKS – 17.0%

Gathering & Processing – 11.9%(1)
Antero Midstream GP LP	280,709	$5,403,648
Targa Resources Corp.	147,953	7,194,955
		12,598,603

Natural Gas/NGL Transportation – 5.1%(1)
Kinder Morgan, Inc.	320,670	5,348,775
TOTAL COMMON STOCKS (Cost $18,577,085)		17,947,378

PARTNERSHIPS & TRUSTS – 82.0%

Crude Oil & Refined Products – 52.7%(1)
Andeavor Logistics LP	55,610	2,385,669
BP Midstream Partners LP	145,891	3,117,691
Buckeye Partners LP	123,966	4,468,974
Enterprise Products Partners LP	345,963	9,998,331
Hess Midstream Partners LP	117,993	2,473,133
Holly Energy Partners LP	82,470	2,422,969
Magellan Midstream Partners LP	96,566	6,749,963
PBF Logistics LP	131,110	2,628,755
Phillips 66 Partners LP	117,493	6,144,884
Plains All American Pipeline LP	204,285	4,800,697
Shell Midstream Partners LP	243,707	5,456,600
Valero Energy Partners LP	117,350	4,810,177
		55,457,843

Gathering & Processing – 8.8%(1)
MPLX LP	142,607	5,121,017
Western Gas Partners LP	79,691	4,117,634
		9,238,651

Natural Gas/NGL Transportation – 20.5%(1)
Energy Transfer Equity LP	283,989	4,907,330
Energy Transfer Partners LP	352,019	6,684,841
EQT Midstream Partners LP	74,380	4,152,636
Williams Partners LP	147,998	5,890,320
		21,635,127
TOTAL PARTNERSHIPS & TRUSTS (Cost $84,970,843)		86,331,621

The accompanying notes are an integral part of these financial statements.

BP Capital TwinLine MLP Fund
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2018 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS – 1.3%
Money Market Funds – 1.3%
Morgan Stanley Institutional Liquidity Funds –
Government Portfolio, 1.662%(2)	1,368,569	$1,368,569
TOTAL SHORT-TERM INVESTMENTS (Cost $1,368,569)		1,368,569

Total Investments (Cost $104,916,497) – 100.3%		105,647,568
Liabilities in Excess of Other Assets – (0.3)%		(334,832)
TOTAL NET ASSETS – 100.0%		$105,312,736

Percentages are stated as a percent of net assets.

(1)	Sub-classification for the Midstream category.
(2)	The rate quoted is the annualized seven-day yield as of May 31, 2018.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

BP Capital TwinLine Funds
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2018 (Unaudited)

	BP Capital	BP Capital
	TwinLine	TwinLine
	Energy Fund	MLP Fund
Assets:
Investments, at value (cost $124,477,218 and $104,916,497, respectively)	$140,899,923	$105,647,568
Receivables:
Fund shares sold	1,349,787	89,877
Dividends and interest	76,360	2,004
Prepaid assets	28,406	33,844
Total Assets	142,354,476	105,773,293

Liabilities:
Payables:
Investment advisory fees, net	148,757	89,392
Distribution fees	5,189	2,947
Fund shares redeemed	81,570	248,591
Fund accounting fees	8,971	4,101
Fund administration fees	13,115	5,814
Custody fees	2,619	443
Compliance fees	2,087	1,712
Printing and mailing fees	—	615
Shareholder service fees	83,399	43,340
Tax service fees	—	34,776
Transfer agent fees	14,778	7,063
Trustee fees	3,359	3,155
Other accrued expenses and payables	12,135	18,608
Total Liabilities	375,979	460,557
Net Assets	$141,978,497	$105,312,736
Net Assets Consist Of:
Paid-in-capital	$133,054,557	$115,798,798
Accumulated net investment loss, net of deferred tax benefit	(3,902,952)	(2,308,798)
Accumulated net realized loss on investments, net of deferred tax benefit	(3,595,813)	(8,753,527)
Net unrealized appreciation on investments, net of deferred tax expense	16,422,705	576,263
Net Assets	$141,978,497	$105,312,736

The accompanying notes are an integral part of these financial statements.

BP Capital TwinLine Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
May 31, 2018 (Unaudited)

	BP Capital	BP Capital
	TwinLine	TwinLine
	Energy Fund	MLP Fund
Class A
Net Assets	$23,517,086	$14,068,076
Shares issued and outstanding (unlimited number of beneficial
interest authorized, no par value)	1,072,253	1,015,369
Net asset value, redemption price and minimum offering price per share	$21.93	$13.86
Maximum offering price per share ($21.93/94.25%) ($13.86/94.25%)	$23.27	$14.71

Class I
Net Assets	$118,461,411	$ 91,244,660
Shares issued and outstanding (unlimited number of beneficial
interest authorized, no par value)	5,357,078	6,504,872
Net asset value, redemption price and offering price per share	$22.11	$14.03

The accompanying notes are an integral part of these financial statements.

BP Capital TwinLine Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended May 31, 2018 (Unaudited)

	BP Capital	BP Capital
	TwinLine	TwinLine
	Energy Fund	MLP Fund
Investment Income:
Distributions received from master limited partnerships	$711,535	$3,445,085
Less: return of capital on distributions received	(619,397)	(3,425,311)
Dividends from common stock (net of foreign taxes withheld
of $11,232 and $0, respectively)	434,169	104,232
Interest	27,967	11,909
Other income	489	456
Total Investment Income	554,763	136,371

Expenses:
Investment advisory fees	900,247	610,069
Administration fees	38,364	26,488
Transfer agent fees	32,589	33,634
Federal and state registration	28,231	29,642
Fund accounting fees	26,256	18,222
Audit fees	12,516	16,188
Reports to shareholders	7,461	8,019
Custody fees	7,669	5,737
Chief Compliance Officer fees	6,027	5,484
Trustee fees	6,611	6,313
Legal fees	5,071	5,037
Insurance expense	1,838	1,974
Interest expense	—	495
Distribution fees – Class A	28,633	18,911
Shareholder service fees – Class A	11,453	7,564
Shareholder service fees – Class I	60,567	47,896
Franchise tax expense	—	2,969
Miscellaneous expenses	14,577	17,506
Total expenses before fees waived and/or recouped	1,188,110	862,148
Fees waived	—	(17,752)
Fees recouped	—	6,428
Net expenses	1,188,110	850,824
Net Investment Loss	$(633,347)	$(714,453)

The accompanying notes are an integral part of these financial statements.

BP Capital TwinLine Funds
STATEMENTS OF OPERATIONS (Continued)
For the Six Months Ended May 31, 2018 (Unaudited)

	BP Capital	BP Capital
	TwinLine	TwinLine
	Energy Fund	MLP Fund
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on transactions from:
Investments	$7,961,007	$(6,289,605)
Net change in appreciation/depreciation on investments	8,807,266	3,964,195
Net realized and unrealized gain (loss) on investments	16,768,273	(2,325,410)
Net Increase (Decrease) in Net Assets Resulting from Operations	$16,134,926	$(3,039,863)

The accompanying notes are an integral part of these financial statements.

BP Capital TwinLine Funds
BP Capital TwinLine Energy Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2018	Year Ended
	(Unaudited)	November 30, 2017
Operations:
Net investment loss	$(633,347)	$(1,504,624)
Net realized gain on investment transactions	7,961,007	14,710,227
Net change in unrealized appreciation/depreciation
on investments	8,807,266	(20,430,679)
Net increase (decrease) in net assets
resulting from operations	16,134,926	(7,225,076)

Capital Share Transactions:
Proceeds from shares sold
Class A shares	2,391,903	4,800,150
Class C shares(1)	—	1,716,520
Class I shares	16,958,126	38,623,311
Proceeds from shares sold in connection with the conversion
of Class C shares into Class A shares(1)	—	7,420,979
Cost of shares redeemed
Class A shares	(4,295,942)	(8,176,184)
Class C shares(1)	—	(4,155,967)
Class I shares	(34,324,751)	(37,713,776)
Cost of shares redeemed in connection with the conversion
of Class C shares into Class A shares(1)	—	(7,420,979)
Net decrease in net assets
from capital share transactions	(19,270,664)	(4,905,946)
Total Decrease in Net Assets	(3,135,738)	(12,131,022)
Net Assets:
Beginning of period/year	145,114,235	157,245,257
End of period/year	$141,978,497	$145,114,235
Accumulated net investment loss	$(3,902,952)	$(3,269,605)

The accompanying notes are an integral part of these financial statements.

BP Capital TwinLine Funds
BP Capital TwinLine Energy Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	May 31, 2018	Year Ended
	(Unaudited)	November 30, 2017
Changes in shares outstanding:
Class A shares
Shares sold	114,621	244,584
Shares sold in connection with the conversion
of Class C shares into Class A shares(1)	—	389,181
Shares redeemed	(206,171)	(425,815)
Net increase (decrease) in shares outstanding	(91,550)	207,950

Class C shares(1)
Shares sold	—	88,930
Shares redeemed	—	(219,288)
Shares redeemed in connection with the conversion
of Class C shares into Class A shares(1)	—	(394,345)
Net increase (decrease) in shares outstanding	—	(524,703)

Class I shares
Shares sold	802,629	2,010,365
Reinvested distributions	—	—
Shares redeemed	(1,690,103)	(1,916,043)
Net increase (decrease) in shares outstanding	(887,474)	94,322

(1)	Effective November 28, 2017, Class C shares converted into Class A shares.

	Shares		NAV	Share
Share Class	Outstanding	Net Assets	Per Share	Conversion Ratio
Class C	394,345	$7,420,979	$18.8185	0.9869
Class A (before conversion)	777,426	14,824,114	19.0682	—
Class A (after conversion)	1,166,607	22,245,093	19.0682	—

The accompanying notes are an integral part of these financial statements.

BP Capital TwinLine Funds
BP Capital TwinLine MLP Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2018	Year Ended
	(Unaudited)	November 30, 2017
Operations:
Net investment loss	$(714,453)	$(979,009)
Net realized gain (loss) on investment transactions,
net of deferred tax expense	(6,289,605)	2,579,686
Net change in unrealized appreciation/depreciation
on investments, net of deferred tax expense	3,964,195	(7,705,161)
Net decrease in net assets resulting from operations	(3,039,863)	(6,104,484)

Distributions to Shareholders:
Return of capital:
Class A shares	(569,797)	(878,781)
Class C shares(1)	—	(159,349)
Class I shares	(3,340,531)	(3,683,962)
Total distributions	(3,910,328)	(4,722,092)

Capital Share Transactions:
Proceeds from shares sold
Class A shares	3,080,556	9,320,726
Class C shares(1)	—	881,860
Class I shares	55,770,578	65,450,965
Proceeds from shares sold in connection with the conversion
of Class C shares into Class A shares(1)	—	2,418,423
Proceeds from distributions reinvested
Class A shares	536,501	824,902
Class C shares(1)	—	134,926
Class I shares	2,634,360	2,907,358
Cost of shares redeemed
Class A shares	(5,809,982)	(7,382,602)
Class C shares(1)	—	(395,943)
Class I shares	(43,402,079)	(10,344,313)
Cost of shares redeemed in connection with the conversion
of Class C shares into Class A shares(1)	—	(2,418,423)
Net increase in net assets from capital share transactions	12,809,934	61,397,879
Total Increase in Net Assets	5,859,743	50,571,303
Net Assets:
Beginning of period/year	99,452,993	48,881,690
End of period/year	$105,312,736	$99,452,993
Accumulated net investment loss	$(2,308,798)	$(1,594,345)

The accompanying notes are an integral part of these financial statements.

BP Capital TwinLine Funds
BP Capital TwinLine MLP Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	May 31, 2018	Year Ended
	(Unaudited)	November 30, 2017
Changes in shares outstanding:
Class A shares
Shares sold	221,854	172,119
Shares sold in connection with the conversion
of Class C shares into Class A shares(1)	—	582,014
Reinvested distributions	37,856	51,651
Shares redeemed	(406,818)	(455,427)
Net increase (decrease) in shares outstanding	(147,108)	350,357

Class C shares(1)
Shares sold	—	54,624
Reinvested distributions	—	8,532
Shares redeemed	—	(25,294)
Shares redeemed in connection with the conversion
of Class C shares into Class A shares(1)	—	(174,005)
Net increase (decrease) in shares outstanding	—	(136,143)

Class I shares
Shares sold	3,843,761	4,105,091
Reinvested distributions	184,557	180,611
Shares redeemed	(3,156,571)	(646,034)
Net increase in shares outstanding	871,747	3,639,668

(1)	Effective November 28, 2017, Class C shares converted into Class A shares.

	Shares		NAV	Share
Share Class	Outstanding	Net Assets	Per Share	Conversion Ratio
Class C	174,005	$2,418,423	$13.8986	0.9892
Class A (before conversion)	979,858	13,767,887	14.0509	—
Class A (after conversion)	1,151,977	16,186,310	14.0509	—

The accompanying notes are an integral part of these financial statements.

BP Capital TwinLine Funds
BP Capital TwinLine Energy Fund – Class A
FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period/year

	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	May 31, 2018		November 30,	November 30,	November 30,	November 30,
	(Unaudited)		2017	2016	2015	2014(1)
Net asset value,
beginning of period/year	$19.47		$20.54	$16.41	$20.45	$20.00

INCOME FROM
INVESTMENT OPERATIONS:
Net investment loss(2)	(0.11)		(0.23)	(0.15)	(0.10)	(0.11)
Net realized and unrealized
gain (loss) on investments	2.57		(0.84)	4.28	(3.46)	0.56
Total from
investment operations	2.46		(1.07)	4.13	(3.56)	0.45

LESS DISTRIBUTIONS:
From net realized gain	—		—	—	(0.48)	—
Total distributions	—		—	—	(0.48)	—
Net asset value,
end of period/year	$21.93		$19.47	$20.54	$16.41	$20.45

Total return	12.63	%(3)	(5.21)%	25.17%	(17.57)%	2.25	%(3)

RATIO/SUPPLEMENTAL DATA:
Net assets, end of
period/year (in thousands)	$23,517.1		$22,663.4	$19,637.6	$18,718.6	$15,135.5

Portfolio turnover rate	43	%(3)	84%	83%	79%	72	%(3)

RATIO OF EXPENSES
TO AVERAGE NET ASSETS:	1.86	%(4)	1.87%	1.89%	1.87%	1.98	%(4)

RATIO OF NET INVESTMENT
LOSS TO AVERAGE
NET ASSETS:	(1.09	)%(4)	(1.21)%	(0.92)%	(0.51)%	(0.53	)%(4)

(1)	Fund commenced operations on December 31, 2013.
(2)	Calculated using the average shares outstanding method.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

BP Capital TwinLine Funds
BP Capital TwinLine Energy Fund – Class I
FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period/year

	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	May 31, 2018		November 30,	November 30,	November 30,	November 30,
	(Unaudited)		2017	2016	2015	2014(1)
Net asset value,
beginning of period/year	$19.61		$20.64	$16.46	$20.45	$20.00

INCOME FROM
INVESTMENT OPERATIONS:
Net investment loss(2)	(0.09)		(0.19)	(0.11)	(0.04)	(0.06)
Net realized and unrealized
gain (loss) on investments	2.59		(0.84)	4.32	(3.47)	0.51
Total from
investment operations	2.50		(1.03)	4.21	(3.51)	0.45

LESS DISTRIBUTIONS:
From net investment income	—		—	(0.03)	—	—
From net realized gain	—		—	—	(0.48)	—
Total distributions	—		—	(0.03)	(0.48)	—
Net asset value,
end of period/year	$22.11		$19.61	$20.64	$16.46	$20.45

Total return	12.75	%(3)	(4.99)%	25.61%	(17.32)%	2.25	%(3)

RATIO/SUPPLEMENTAL DATA:
Net assets, end of
period/year (in thousands)	$118,461.4		$122,450.8	$126,916.7	$100,054.4	$68,305.5

Portfolio turnover rate	43	%(3)	84%	83%	79%	72	%(3)

RATIO OF EXPENSES
TO AVERAGE NET ASSETS:	1.61	%(4)	1.62%	1.60%	1.54%	1.73	%(4)

RATIO OF NET INVESTMENT
LOSS TO AVERAGE
NET ASSETS:	(0.84	)%(4)	(0.98)%	(0.65)%	(0.20)%	(0.28	)%(4)

(1)	Fund commenced operations on December 31, 2013.
(2)	Calculated using the average shares outstanding method.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

BP Capital TwinLine Funds
BP Capital TwinLine MLP Fund – Class A
FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period/year

	Six Months Ended		Year Ended		Year Ended		Year Ended		Period Ended
	May 31, 2018		November 30,		November 30,		November 30,		November 30,
	(Unaudited)		2017		2016		2015		2014(1)
Net asset value,
beginning of period/year	$14.51		$16.54		$15.45		$22.25		$20.00

INCOME FROM
INVESTMENT OPERATIONS:
Net investment loss(2)(6)	(0.11)		(0.22)		(0.17)		(0.20)		(0.20)
Net realized and unrealized
gain (loss) on investments	(0.02)		(0.78)		2.29		(5.60)		2.87
Total from
investment operations	(0.13)		(1.00)		2.12		(5.80)		2.67

LESS DISTRIBUTIONS:
From return of capital	(0.52)		(1.03)		(1.03)		(1.00)		(0.42)
Total distributions	(0.52)		(1.03)		(1.03)		(1.00)		(0.42)
Net asset value,
end of period/year	$13.86		$14.51		$16.54		$15.45		$22.25

Total return	(0.97	)%(3)	(6.49)%		14.78%		(27.17)%		13.37	%(3)

RATIO/SUPPLEMENTAL DATA:
Net assets, end of
period/year (in thousands)	$14,068.1		$16,861.8		$13,428.6		$8,760.2		$7,168.7
Portfolio turnover rate	42	%(3)	63%		139%		96%		70	%(3)

RATIO OF EXPENSES
TO AVERAGE NET ASSETS:
Gross operating expenses,
before fees waived	1.77	%(4)	1.89%		2.21%		2.70%		4.04	%(4)
Fees waived	(0.02	)%(4)	(0.14)%		(0.47)%		(0.96)%		(2.29	)%(4)
Operating expenses,
after fees waived	1.75	%(4)	1.75%		1.74%		1.74%		1.75	%(4)
State and federal income
tax expense	—		0.02%		—		—		—
Deferred tax expense	—		—		—		(1.32	)%(5)	3.98	%(4)(5)
Total expense	1.75	%(4)	1.77%		1.74%		0.42%		5.73	%(4)

RATIO OF NET INVESTMENT
LOSS TO AVERAGE
NET ASSETS:
Before fees waived	(1.52	)%(4)(6)	(1.50	)%(6)	(1.60	)%(6)	(1.97	)%(6)	(3.28	)%(4)(6)
After fees waived	(1.50	)%(4)(6)	(1.36	)%(6)	(1.13	)%(6)	(1.01	)%(6)	(0.99	)%(4)(6)

(1)	Fund commenced operations on December 31, 2013.
(2)	Calculated using the average shares outstanding method.
(3)	Not annualized.
(4)	Annualized.
(5)	Deferred tax expense estimate is derived from the net investment income/loss, and realized and unrealized gain/loss.
(6)	Includes State income tax expense and deferred tax expense from net investment income/loss only.

The accompanying notes are an integral part of these financial statements.

BP Capital TwinLine Funds
BP Capital TwinLine MLP Fund – Class I
FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period/year

	Six Months Ended		Year Ended		Year Ended		Year Ended		Period Ended
	May 31, 2018		November 30,		November 30,		November 30,		November 30,
	(Unaudited)		2017		2016		2015		2014(1)

Net asset value,
beginning of period/year	$14.66		$16.66		$15.53		$22.28		$20.00

INCOME FROM
INVESTMENT OPERATIONS:
Net investment loss(2)(6)	(0.09)		(0.18)		(0.12)		(0.14)		(0.15)
Net realized and unrealized
gain (loss) on investments	(0.02)		(0.79)		2.28		(5.61)		2.87
Total from
investment operations	(0.11)		(0.97)		2.16		(5.75)		2.72

LESS DISTRIBUTIONS:
From return of capital	(0.52)		(1.03)		(1.03)		(1.00)		(0.44)
Total distributions	(0.52)		(1.03)		(1.03)		(1.00)		(0.44)
Net asset value,
end of period/year	$14.03		$14.66		$16.66		$15.53		$22.28

Total return	(0.82	)%(3)	(6.25)%		14.97%		(26.90)%		13.60	%(3)

RATIO/SUPPLEMENTAL DATA:
Net assets, end of
period/year (in thousands)	$91,244.7		$82,591.2		$33,216.3		$15,718.9		$7,787.6
Portfolio turnover rate	42	%(3)	63%		139%		96%		70	%(3)

RATIO OF EXPENSES
TO AVERAGE NET ASSETS:
Gross operating expenses,
before fees waived	1.52	%(4)	1.64%		1.95%		2.34%		3.79	%(4)
Fees waived	(0.02	)%(4)	(0.14)%		(0.47)%		(0.92)%		(2.29	)%(4)
Operating expenses,
after fees waived	1.50	%(4)	1.50%		1.48%		1.42%		1.50	%(4)
State and federal income
tax expense	—		0.02%		—		—		—
Deferred tax expense	—		—		—		(1.24	)%(5)	3.98	%(4)(5)
Total expense	1.50	%(4)	1.52%		1.48%		0.18%		5.48	%(4)

RATIO OF NET INVESTMENT
LOSS TO AVERAGE
NET ASSETS:
Before fees waived	(1.27	)%(4)(6)	(1.28	)%(6)	(1.28	)%(6)	(1.63	)%(6)	(3.03	)%(4)(6)
After fees waived	(1.25	)%(4)(6)	(1.14	)%(6)	(0.81	)%(6)	(0.71	)%(6)	(0.74	)%(4)(6)

(1)	Fund commenced operations on December 31, 2013.
(2)	Calculated using the average shares outstanding method.
(3)	Not annualized.
(4)	Annualized.
(5)	Deferred tax expense estimate is derived from the net investment income/loss, and realized and unrealized gain/loss.
(6)	Includes State income tax expense and deferred tax expense from net investment income/loss only.

The accompanying notes are an integral part of these financial statements.

BP Capital TwinLine Funds
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2018 (Unaudited)

NOTE 1 – ORGANIZATION

The BP Capital TwinLine Energy Fund (“Energy Fund”), a diversified series of shares of beneficial interest of Professionally Managed Portfolios (“Trust”) and BP Capital TwinLine MLP Fund (“MLP Fund”), a non-diversified series of shares of beneficial interest of the Trust (collectively the “Funds”) are registered under the Investment Company Act of 1940, as amended (“1940 Act”) as open-end investment management companies.  The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification topic 946 “Financial Services – Investment Companies.”  The Funds are managed by BP Capital Fund Advisors, LLC (the “Advisor”).  The Funds’ Class A and Class I shares commenced operations on December 31, 2013.

The Energy Fund’s objective is to seek total return.  The Fund intends to conduct its operations so that it qualifies to be taxed as a Regulated Investment Company (“RIC”) for federal income tax purposes, which will relieve the Fund of any liability for federal income tax to the extent its net income and net capital gains are distributed to shareholders.

The MLP Fund’s investment objective is to seek capital appreciation through distribution growth along with current income.  The MLP Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes.  Because the MLP Fund is treated as a “C” corporation, it will not be taxed as a RIC under Subchapter M of the Code, and therefore, is not required to comply with the diversification requirements applicable to RICs.

Each Fund offers two classes of shares, Class A and Class I.  (Effective November 28, 2017, each of the Funds converted their Class C shares into Class A shares of the corresponding Fund.)  All classes of shares hold equal rights as to earnings and assets (with Class A also bearing 12b-1 distribution expenses).  Each class of shares has exclusive voting rights with respect to matters affecting that individual class.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.  Class A shares have a maximum front end sales load of 5.75%. Class A shares have a maximum deferred sales charge of 1.00%.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded on U.S. national or foreign securities exchanges, are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable.  If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities, which may include REITs, BDCs, and MLPs that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

BP Capital TwinLine Funds
NOTES TO THE FINANCIAL STATEMENTS (Continued)
May 31, 2018 (Unaudited)

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee of the Trust.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Energy Fund’s investments as of May 31, 2018. See the Schedule of Investments for industry breakouts:

	Level 1	Level 2	Level 3	Total
Common Stocks	$120,717,572	$—	$—	$120,717,572
Partnerships & Trusts	16,627,608	—	—	16,627,608
Short-Term Investments	3,554,743	—	—	3,554,743
Total Investment in Securities	$140,899,923	$—	$—	$140,899,923

BP Capital TwinLine Funds
NOTES TO THE FINANCIAL STATEMENTS (Continued)
May 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the MLP Fund’s investments as of May 31, 2018. See the Schedule of Investments for industry breakouts:

	Level 1	Level 2	Level 3	Total
Common Stocks	$17,947,378	$—	$—	$17,947,378
Partnerships & Trusts	86,331,621	—	—	86,331,621
Short-Term Investments	1,368,569	—	—	1,368,569
Total Investment in Securities	$105,647,568	$—	$—	$105,647,568

It is the Funds’ policy to recognize transfers between levels at the end of the Funds’ reporting period. There were no transfers made into or out of Level 1, 2, or 3 as of May 31, 2018.

The Funds have adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Each Fund may utilize a variety of financial instruments, such as derivatives, options, and forward contracts, both for investment purposes and for hedging purposes.  Hedging involves special risks including the possible default by the other party to the transaction, illiquidity and, to the extent the Advisor’s assessment of certain market movements is incorrect, the risk that the use of hedging could result in losses greater than if hedging had not been used.

During the six months ended May 31, 2018, the Funds did not have derivative or hedging transactions.

B.
Partnership Accounting Policy.  The Funds record their pro rata share of income (loss) and capital gains (losses), to the extent of distributions they have received, allocated from the underlying partnerships and accordingly adjusts the cost basis of the underlying partnerships for return of capital.

C.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.  Distributions received from each of the Funds’ investments in MLPs generally are comprised of ordinary income, capital gains and return of capital from the energy trusts of MLPs.  For financial statement purposes, the Funds use return of capital and income estimates to allocate the dividend income received.  Such estimates are based on historical information available from each energy trust, MLP and other industry sources.  These estimates may subsequently be revised based on information received from energy trusts or MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Funds.

BP Capital TwinLine Funds
NOTES TO THE FINANCIAL STATEMENTS (Continued)
May 31, 2018 (Unaudited)

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Energy Fund normally are declared and paid on an annual basis.  The MLP Fund intends to make quarterly cash distributions to its shareholders.  Due to the tax treatment of the MLP Fund’s allocations and distributions from MLPs, the Advisor expects that a significant portion of the MLP Fund’s distributions to shareholders will typically be treated as return of capital to shareholders for U.S. federal income tax purposes (i.e., as distributions in excess of the MLP Fund’s current and accumulated earnings and profits as described below).  However, no assurance can be given in this regard; just as the MLP Fund’s corporate income tax liability can fluctuate materially from year to year, the extent to which the MLP Fund is able to make return-of-capital distributions also can vary materially from year to year depending on a number of different factors, including the composition of the MLP Fund’s portfolio, the level of allocations of net income and other tax items for the MLP Fund from its underlying MLP investments during a particular taxable year, the length of time the MLP Fund has owned the MLP equity securities in its portfolio, and the extent to which the MLP Fund disposes of MLP equity securities during a particular year, including, if necessary, to meet Fund shareholder redemption requests. Distributions are recorded on the ex-dividend date.

In general, a distribution will constitute a return of capital to a shareholder, rather than a dividend, to the extent such distribution exceeds the MLP Fund’s current and accumulated earnings and profits.  The portion of any distribution treated as a return of capital will constitute a tax-free return of capital to the extent of the shareholder’s basis in its MLP Fund shares and thereafter generally will be taxable to the shareholder as a capital gain.  Any such distribution, in turn, will result in a reduction in a shareholder’s basis in the MLP Fund’s shares (but not below zero) to the extent of the return of capital and in the shareholder’s recognizing more gain or less loss (that is, will result in an increase of a shareholder’s tax liability) when the shareholder later sells shares of the MLP Fund.  To permit the MLP Fund to maintain a more stable distribution rate, the MLP Fund may distribute less or more than the entire amount of cash it receives from its investments in a particular period.  Any undistributed cash would be available to supplement future distributions, and until distributed would add to the MLP Fund’s net asset value.  Correspondingly, such amounts, once distributed, will be deducted from the MLP Fund’s net asset value.  In addition, in the discretion of the MLP Fund, the MLP Fund may determine not to make distributions in quarters in which the MLP Fund believes that a distribution could cause adverse tax consequences to shareholders, including when the MLP Fund believes that a distribution may not constitute a tax-free return of capital as described above.

E.
Use of Estimates.  The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

F.
Share Valuation.  The net asset value (“NAV”) per share of the Funds are calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

G.
Non-Diversification. The MLP Fund is a “non-diversified” mutual fund and, as such, is not subject to the diversification requirements under the 1940 Act.  Under the 1940 Act, a diversified fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of one issuer (and in not more than 10% of the outstanding voting securities of an issuer), excluding cash, Government securities, and

BP Capital TwinLine Funds
NOTES TO THE FINANCIAL STATEMENTS (Continued)
May 31, 2018 (Unaudited)

securities of other investment companies.  Accordingly, the MLP Fund is permitted to invest a greater percentage of its assets in the securities of a single issuer than a diversified fund.  As a result, a decline in the value of those holdings would cause an overall decline in value to a greater degree than if each of these vehicles held a more diversified portfolio.

H.
Master Limited Partnerships (“MLPs”). Under normal circumstances, the MLP Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowing for investment purposes) in energy infrastructure MLP investments.  MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights.  MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market, or in the over-the-counter market.  An MLP consists of one or more general partners, who conduct the business, and one or more limited partners.  MLP common unit holders have a limited role in the partnership’s operation and management.  The MLP Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the MLP Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be.  In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner.  This right of an MLP’s creditors would continue after the MLP Fund sold its investment in the MLP.

I.
MLP Concentration Risk.  Under normal circumstances, the MLP Fund intends to invest at least 80% of its net assets in energy infrastructure MLPs, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, commodity pricing risk, acquisition risk, and the risk associated with the hazards inherent in the midstream energy industry activities.  A substantial portion of the cash flow received by the MLP Fund is derived from investment in equity securities of MLPs.  The amount of cash that an MLP has available for distributions and the tax character of such distributions are dependent upon the amount of cash generated by the MLP’s operations.

J.
MLP Tax Risk. Much of the benefit that each Fund may derive from its investment in equity securities of MLPs is a result of MLPs generally being treated as partnerships for U.S. federal income tax purposes.  Partnerships do not pay U.S. federal income tax at the partnership level.  Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses.  A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income.

K.
Tax Estimation/NAV Risk.  Any deferred tax liability balance will reduce the MLP Fund’s NAV.  The MLP Fund may also accrue a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses.  Any deferred tax asset balance will increase the MLP Fund’s NAV.  To the extent the MLP Fund has a deferred tax asset balance consideration is given as to whether or not a valuation allowance, which would offset the value of some or all of the deferred tax asset balance, is required.  The MLP Fund will rely to some extent on information provided by MLPs, which may not be provided to the MLP Fund on a timely basis, to estimate current taxes and deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV.  The daily estimate of the MLP Fund’s current taxes and deferred tax liability and/or asset balances used to calculate the MLP Fund’s NAV could vary dramatically from the MLP Fund’s actual tax liability or benefit, and, as a result, the determination of the Fund’s actual tax liability or benefit may have a material impact on the MLP Fund’s NAV.

BP Capital TwinLine Funds
NOTES TO THE FINANCIAL STATEMENTS (Continued)
May 31, 2018 (Unaudited)

L.
Guarantees and Indemnifications.  In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

M.
Total Return Swap Contracts.  The Funds may enter into total return swap agreements.  A total return swap entered into by the Funds is a derivative contract that transfers the market risk of underlying assets.  The notional amount of each total return swap agreement is the agreed upon amount or value of the index used for calculating the returns that the parties to a swap agreement have agreed to exchange.  The total return swaps are marked to market daily and any change is recorded in unrealized gain/loss on the Statements of Operations.  Gains or losses will be realized when the total return swap contracts are liquidated and will be presented as net realized gain or loss on swap contracts on the Statements of Operations.  Total return swap contracts outstanding at period end are listed on the Schedule of Swap Contracts, if applicable.

N.
Securities Sold Short.  The Funds may engage in short sales of securities, provided the securities are fully listed on a national securities exchange. In a short sale, the Fund sells a security it does not own, in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund. The Fund will incur a loss on a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

O.
Option Contracts.  The Funds may invest in options contracts that may be used to modify or hedge a Fund’s exposure to a particular investment market related risk, as well as to manage the volatility of a Fund. When a Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased.  If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized.  If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call.  If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written.  Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund.  The Funds, as writer of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

P.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  At a special telephonic meeting of the Board of Trustees held July 19, 2018, and at the recommendation of the Advisor, the

BP Capital TwinLine Funds
NOTES TO THE FINANCIAL STATEMENTS (Continued)
May 31, 2018 (Unaudited)

Board approved the reorganization of the BP TwinLine Energy Fund and the BP TwinLine MLP Fund into newly created corresponding funds – Hennessy BP Energy Fund and the Hennessy BP Midstream Fund, respectively – with essentially the same investment objectives, policies and strategies (“New Funds”) and which will be part of a series of Hennessy Funds Trust (the “Reorganization”). The Reorganization will result in a change in the BP Capital Funds’ management arrangements. First, the new funds will have a new investment adviser, Hennessy Advisors, Inc. (“New Advisor”). The proposed New Advisor has represented to the Trust that it expects to retain the Advisor as the sub-advisor to the New Funds. Second, the New Funds will be overseen by a different Board of Trustees as they will no longer be part of the Trust, but will instead be part of Hennessy Funds Trust. The New Funds will have the same service providers (other than the distributor) as the current Funds. Shareholders will receive more detailed information about the Reorganization in a proxy statement expected to be sent to shareholders in the coming weeks. If approved by shareholders, the Reorganization is anticipated to occur in the Fall of 2018.

NOTE 3 – INCOME TAXES

Energy Fund

The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from U.S. GAAP.  These differences include (but are not limited to) investments organized as partnerships for tax purposes, foreign taxes, losses deferred to offsetting positions, tax treatment of organizational start-up costs, losses deferred due to wash sale transactions, dividends deemed paid upon shareholder redemption of fund shares and tax attributes from fund reorganizations.

The Energy Fund has elected to be taxed as a RIC and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code (“IRC”) applicable to regulated investment companies.  Therefore, no provision for U.S. federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Energy Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.  At November 30, 2017, the Energy Fund had a capital loss carry-forward of $11,698,847, consisting of short-term and long-term capital loss carry-forward of $9,897,844 and $1,801,003, respectively, and deferred, on a tax basis, late year losses of $2,486,632.

As of May 31, 2018, the Energy Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority.  Generally, tax authorities can examine all the tax returns filed for the last three years.  The Energy Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Massachusetts.  As of May 31, 2018, the Energy Fund was not aware of any tax positions for which it was reasonably possible that the total amounts of unrecognized tax benefits will change materially.

BP Capital TwinLine Funds
NOTES TO THE FINANCIAL STATEMENTS (Continued)
May 31, 2018 (Unaudited)

As of November 30, 2017, the components of distributable earnings on a tax basis were as follows:

	Energy Fund
Cost of investments	$138,409,932	(1)
Gross tax unrealized appreciation	18,516,101
Gross tax unrealized depreciation	(11,541,608)
Net tax unrealized appreciation (depreciation)	6,974,493
Undistributed ordinary income	—
Undistributed long-term capital gains	—
Total distributable earnings	—
Other accumulated gain (loss)	(14,185,479	)(2)
Total accumulated gain (loss)	$(7,210,986)

(1)	The difference between book basis and tax basis unrealized appreciation (depreciation) was attributed mainly to the treatment of wash sales and partnerships.
(2)	Other accumulated gain (loss) consists on non-expiring capital loss carry-forwards and late year losses.

The Energy Fund did not make any distributions during the six months ended May 31, 2018 and the year ended November 30, 2017.

MLP Fund

The MLP Fund, taxed as a corporation, is obligated to pay U.S. federal and state income tax on its taxable income.  Currently, the maximum marginal regular federal income tax rate for a corporation is 21%.  The MLP Fund invests its assets primarily in MLPs which generally are treated as partnerships for federal income tax purposes.  As a limited partner in MLPs, the MLP Fund reports its allocable share of each MLPs taxable income in computing its own taxable income.

In calculating the MLP Fund’s daily net asset value, the MLP Fund will account for its deferred tax liability and/or asset balances.  The MLP Fund will accrue in accordance with U.S. GAAP, a deferred income tax liability balance at the current effective U.S. federal income tax rate plus an estimated state income tax rate for its future tax liability associated with the capital appreciation of its investments and the distributions received by the MLP Fund on equity securities of MLPs considered to be return of capital and for any net operating gains.

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.  A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of a deferred income tax asset will not be realized.  From time to time, as new information becomes available, the MLP Fund will modify its estimates or assumption regarding the deferred tax assets or liabilities.  As of May 31, 2018, the MLP Fund did not record a deferred tax asset or liability.

The Tax Cuts and Jobs Act of 2017 was signed on December 22, 2017 reducing the federal corporate income tax rate from 35% to 21% and repealing the corporate alternate minimum tax. As a result, the Fund’s net deferred tax asset balance of $2,767,593 on December 22, 2017 was reduced to $1,781,088 which continued to be offset by a full valuation allowance. Due to the full valuation allowance, the reduction in the federal corporate income tax rate had no impact on the Fund’s net asset value per share. If the Fund’s deferred tax asset were to change to a deferred tax liability the liability would be reflected at the newly enacted corporate tax rate of 21% plus an estimated state and local income tax rate.

BP Capital TwinLine Funds
NOTES TO THE FINANCIAL STATEMENTS (Continued)
May 31, 2018 (Unaudited)

Total
Deferred Tax Assets:
Federal net operating loss carry-forwards	$847,810
State net operating loss carry-forward	660
Capital loss carry-forward (tax basis)	2,919,035
Unrealized losses	—
Total Deferred Tax Assets (Before Valuation Allowance)	3,767,505
Valuation Allowance	(2,497,673)
Total Net Deferred Tax Asset (Liability)	$1,269,832

To the extent the MLP Fund has a net capital loss in any tax year, the net capital loss generally can be carried back three years and forward five years to offset any capital gains realized during those other years.  To the extent the MLP Fund has a net operating loss in any tax year the net operating loss generally can be carried back two years or forward twenty years to reduce the Fund’s net income realized during those other years.  In the event a capital loss carryover or net operating loss carryover cannot be utilized in the carryover periods, the Fund’s U.S. federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.  Net operating losses of C-corporations prior to The Tax Cuts and Jobs Act of 2017 can be carried forward for 20 years and, accordingly, would begin to expire as of November 20, 2030. Any net operating losses arising in tax years ending after December 31, 2017 will have an indefinite carryforward period.

As of May 31, 2018, the MLP Fund had capital loss carry-forward of $12,333,232, expiring as follows:

Expiration	Amount
11/30/2020	$1,511,860
11/30/2021	2,137,300
11/30/2023	8,684,072

As of May 31, 2018, the MLP Fund had net operating loss carry-forwards of $717,172, expiring as follows:

Expiration	Amount
11/30/2037	$1,937,148
Indefinite	1,648,423

Total income taxes have been computed by applying the federal statutory income tax rate of 21% plus a blended state income tax rate.  The MLP Fund applied this effective rate to net investment income, realized and unrealized gains on investments before taxes in computing its total income taxes.

Total Tax Expense (Benefit)	Total
Tax expense (benefit) at statutory rates	$(638,371)
State income tax expense, net of federal benefit	(81,951)
Tax expense (benefit) on permanent items(1)	(12,158)
Tax expense (benefit) due to change in effective state rates	—
Total current tax expense (benefit)	986,505
Change in federal/state rate due to tax reform	—
Change in valuation allowance	(269,920)
Total tax expense	$(15,895)

(1)	Permanent items are made up of dividends received deductions.

BP Capital TwinLine Funds
NOTES TO THE FINANCIAL STATEMENTS (Continued)
May 31, 2018 (Unaudited)

At May 31, 2018, the tax cost basis of investments was $100,751,957 and gross unrealized appreciation and depreciation of investments for U.S. federal income tax purposes were as follows:

Gross unrealized appreciation	$14,939,299
Gross unrealized depreciation	(10,043,688)
Net unrealized appreciation	$4,895,611

The tax composition of distributions paid during the six months ended May 31, 2018 (estimated) and the year ended November 30, 2017, for the MLP Fund was as follows:

	Ordinary	Long-Term	Return of	Earnings &
Period	Income(1)	Capital Gains	Capital	Profits
May 31, 2018	$ —	$ —	$3,910,328	$ —
November 30, 2017	—	—	4,722,092	—

(1)	For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.

The MLP Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the MLP Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. federal tax returns and state tax returns filed or expected to be filed since inception of the Funds.  No income tax returns are currently under examination.  Generally, tax authorities can examine all tax returns filed for the last three years.  Due to the nature of the MLP Fund’s investments, the MLP Fund may be required to file income tax returns in several states.  The MLP Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Advisor provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.25% for the Energy Fund and 1.10% for the MLP Fund, based upon the average daily net assets of each Fund.  The amount of investment advisory fees incurred by the Funds for the six months ended May 31, 2018 is disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.  For the six months ended May 31, 2018, the amount of fees and expenses waived and reimbursed by the Advisor are disclosed in the Statement of Operations. Amounts due from the Advisor are paid monthly to the Fund, if applicable.

The Advisor has contractually agreed to limit each Fund’s annual ratio of expenses for Class A and Class I shares as of each class’ average daily net assets.  For the Energy Fund, the Class A and Class I shares expense limits are 2.00% and 1.75%, respectively.  For the MLP Fund, the Class A and Class I shares expense limits are 1.75% and 1.50%, respectively.  The contract’s term is indefinite.  At May 31, 2018, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the MLP Fund that may be recouped was $523,179.  The Advisor may recover a portion of the above amount no later than the dates as stated below. Any recapture of a fee waived or expense reimbursed should occur prior to three years after the reimbursement was paid.

BP Capital TwinLine Funds
NOTES TO THE FINANCIAL STATEMENTS (Continued)
May 31, 2018 (Unaudited)

Expiration	Amount
11/30/2018	$208,978
11/30/2019	182,827
11/30/2020	113,622
5/31/2021	17,752

The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ administrator, fund accountant and transfer agent.  In those capacities USBFS maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust and the Chief Compliance Officer are also employees of USBFS.  Fees paid by the Funds to USBFS for these services for the six months ended May 31, 2018 are disclosed in the Statements of Operations.  U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds and is an affiliate of USBFS.

The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act.  The distribution plan requires the payment of a monthly service fee to Foreside Fund Services, LLC (the “Distributor,” also known as the principal underwriter) at an annual rate of 0.25% of the average daily net assets attributed to Class A shares of the Funds. Distribution fees are disclosed in the Statements of Operations.

The Funds have adopted a Shareholder Servicing Plan on behalf of each share class.  Under the Shareholder Servicing Plan, Class A and Class I shares are authorized to pay an annual shareholder servicing fee of up to 0.10% of each class’s average daily net assets. This fee is used to finance certain activities related to servicing and maintaining shareholder accounts. Shareholder servicing fees incurred by the Funds are disclosed in the Statements of Operations.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2018, the cost of purchases of securities, excluding short-term securities, for the Energy Fund and the MLP Fund was $57,435,227 and $58,077,676, respectively.  The proceeds from sales of securities, excluding short-term securities, for the Energy Fund and MLP Fund were $73,141,316 and $46,850,150, respectively.  There were no purchases or sales of U.S. Government obligations during the six months ended May 31, 2018.

NOTE 6 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Energy Fund and MLP Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes.  Credit facility activity for the six months ended May 31, 2018 was as follows:

	Energy Fund	MLP Fund
Maximum available credit	$10,000,000	$10,000,000
Largest amount outstanding on an individual day	784,000	2,560,000
Average daily loan outstanding	4,308	163,132
Credit facility outstanding as of May 31, 2018	—	—
Average interest rate	4.75%	4.69%

Interest expense for the six months ended May 31, 2018 is disclosed in the Statements of Operations.

BP Capital TwinLine Funds
EXPENSE EXAMPLES
For the Six Months Ended May 31, 2018 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions and exchange fees and (2) ongoing costs, including investment advisory fees, distribution (12b-1) and service fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 through May 31, 2018).

Actual Expenses

The first line of the following tables provides information about actual account values based on actual returns and actual expenses.  You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by USBFS, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently, the Funds’ transfer agent charges a $15.00 fee.  Individual Retirement Accounts will be charged a $15.00 annual maintenance fee.  To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds may vary.  These expenses are not included in the examples.  The examples include, but are not limited to, investment advisory, fund accounting, fund administration, custody and transfer agent fees.  However, the examples do not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6).  Then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line of the following tables provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and, with respect to the MLP Fund, reflect current and deferred income tax expense or any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these current and deferred income tax expense and transaction costs were included, your costs would have been higher.

BP Capital TwinLine Funds
EXPENSE EXAMPLES (Continued)
For the Six Months Ended May 31, 2018 (Unaudited)

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	December 1, 2017	May 31, 2018	During the Period(1)
BP Capital TwinLine Energy Fund – Class A
Actual	$1,000.00	$1,126.30	$9.86
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.66	$9.35

(1)	The expenses are equal to the annualized expense ratio of 1.86%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent six-month period.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	December 1, 2017	May 31, 2018	During the Period(2)
BP Capital TwinLine Energy Fund – Class I
Actual	$1,000.00	$1,127.50	$8.54
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.90	$8.10

(2)	The expenses are equal to the annualized expense ratio of 1.61%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent six-month period.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	December 1, 2017	May 31, 2018	During the Period(3)
BP Capital TwinLine MLP Fund – Class A
Actual	$1,000.00	$ 990.30	$8.68
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.21	$8.80

(3)
The expenses are equal to the annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent six-month period.  The annualized expense ratio excludes current and deferred income tax expense.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	December 1, 2017	May 31, 2018	During the Period(4)
BP Capital TwinLine MLP Fund – Class I
Actual	$1,000.00	$ 991.80	$7.45
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.45	$7.54

(4)
The expenses are equal to the annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent six-month period.  The annualized expense ratio excludes current and deferred income tax expense.

BP Capital TwinLine Funds
ADDITIONAL INFORMATION (Unaudited)

Information About Proxy Voting

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-855-40-BPCAP (1-855-402-7227) or by accessing the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free 1-855-40-BPCAP (1-855-402-7227) or by accessing the SEC’s website at www.sec.gov.

Information About Portfolio Holdings

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at 1-855-40-BPCAP (1-855-402-7227). Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding

In an effort to conserve resources, the Funds intend to reduce the number of duplicate Prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to addresses where we reasonably believe two or more account are from the same family. If you would like to discontinue householding for your accounts, please call toll-free 1-855-40-BPCAP (1-855-402-7227) to request individual copies of these documents. We will begin sending individual copies thirty days after receiving your request to stop householding. This policy does not apply to account statements.

Information About the Funds’ Trustees

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling 1-855-40-BPCAP (1-855-402-7227). Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at www.bpcfunds.com.

BP Capital TwinLine Funds
PRIVACY NOTICE (Unaudited)

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and

•	Information about your transactions with us or others.

The Funds do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Funds may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. The Funds will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. The Funds maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Advisor
BP Capital Fund Advisors, LLC
8117 Preston Road, Suite 260
Dallas, Texas 75225

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

Custodian
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-855-40-BPCAP (1-855-402-7227)

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

Fund Information

Fund	Symbol	CUSIP
BP Capital TwinLine Energy Fund – Class A	BPEAX	74316J292
BP Capital TwinLine Energy Fund – Class I	BPEIX	74316J284
BP Capital TwinLine MLP Fund – Class A	BPMAX	74316J276
BP Capital TwinLine MLP Fund – Class I	BPMIX	74316J268

This report is submitted for the general information of the shareholders of the Funds.  It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of its management, and other information.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date    August 2, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date    August 2, 2018

By (Signature and Title)      /s/Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date    August 3, 2018

* Print the name and title of each signing officer under his or her signature.